Mineral Properties and Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

10.   Plant and Equipment

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture, other equipment and Transport units		Assets under lease [1]	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2018	$74,188	$141,318	$	$ 11,066	$13,411	$52,964	$6,140	$299,087
Initial adoption IFRS 16 (note 3(u))	-	-		-	7,316	-	-	7,316
Balance at January 1, 2019	74,188	141,318		11,066	20,727	52,964	6,140	306,403
Additions	1,185	714		3,464	14,944	177,017	9,718	207,042
Changes in closure and reclamation provision	171	-		-	-	-	-	171
Disposals	(1,038)	-		(87)	-	-	-	(1,125)
Reclassifications	740	17,700		1,640	-	(10,646)	(9,434)	-
Balance at December 31, 2019	$75,246	$159,732		$16,083	$35,671	$219,335	$6,424	$512,491

ACCUMULATED DEPRECIATION
Balance at December 31, 2018	$35,843	$65,547		$5,390	$107	$-	$-	$106,887
Disposals	(746)	-		(79)	-	-	-	(825)
Depreciation	7,117	12,813		2,091	5,899	-	-	27,920
Balance at December 31, 2019	$42,214	$78,360		$7,402	$6,006	$-	$-	$133,982

Net Book Value at December 31, 2019	$33,032	$81,372		$8,681	$29,665	$219,335	$6,424	$378,509
(1)

The Company leases equipment that was previously classified as a finance lease under IAS 17. On January 1, 2019, these leases were classified as right-of-use assets under IFRS 16 and the carrying amount of $13,411 and the lease liability of $8,767 were determined based on the carrying amount of these assets and their related lease liability immediately before this date.

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture, other equipment and transport units	Equipment under finance lease	Capital work in progress - Lindero	Capital work in progress - Other	Total
COST
Balance at December 31, 2017	$62,217	$131,738	$7,478	$7,295	$4,360	$8,561	$221,649
Additions	3,122	390	7,405	-	59,356	8,858	79,131
Changes in closure and reclamation provision	550	-	-	-	-	-	550
Disposals	(1,859)	-	(358)	(26)	-	-	(2,243)
Reclassifications	10,158	9,190	(3,459)	6,142	(10,752)	(11,279)	-
Balance at December 31, 2018	$74,188	$141,318	$11,066	$13,411	$52,964	$6,140	$299,087

ACCUMULATED DEPRECIATION
Balance at December 31, 2017	$27,570	$52,353	$4,552	$3,510	$-	$-	$87,985
Disposals	(1,719)	-	(295)	(26)	-	-	(2,040)
Reclassifications	3,152	538	18	(3,708)	-	-	-
Depreciation	6,840	12,656	1,115	331	-	-	20,942
Balance at December 31, 2018	$35,843	$65,547	$5,390	$107	$-	$-	$106,887

Net Book Value at December 31, 2018	$38,345	$75,771	$5,676	$13,304	$52,964	$6,140	$192,200

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

9.   Mineral Properties and Exploration and Evaluation Assets

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2018	$121,625	$175,609	$155,854	$7,797	$460,885
Additions	6,396	7,838	34,485	2,652	51,371
Changes in closure and reclamation provision	223	886	13,527	-	14,636
Write-downs	-	-	-	(2,516)	(2,516)
Balance at December 31, 2019	$128,244	$184,333	$203,866	$7,933	$524,376

ACCUMULATED DEPLETION
Balance at December 31, 2018	$68,207	$79,878	$-	$-	$148,085
Depletion	6,228	16,544	-	-	22,772
Balance at December 31, 2019	$74,435	$96,422	$-	$-	$170,857

Net Book Value at December 31, 2019	$53,809	$87,911	$203,866	$7,933	$353,519

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171
Additions	8,240	12,035	14,782	3,647	38,704
Changes in closure and reclamation provision	716	(624)	918	-	1,010
Balance at December 31, 2018	$121,625	$175,609	$155,854	$7,797	$460,885

ACCUMULATED DEPLETION
Balance at December 31, 2017	$61,053	$63,506	$-	$-	$124,559
Depletion	7,154	16,372	-	-	23,526
Balance at December 31, 2018	$68,207	$79,878	$-	$-	$148,085

Net Book Value at December 31, 2018	$53,418	$95,731	$155,854	$7,797	$312,800

During the year ended December 31, 2019, the Company capitalized $5,259 (December 31, 2018 - $1,125) of interest related to the construction of the Lindero Project.

The assets of the Caylloma Mine and the San Jose Mine and their holding companies, are pledged as security under the Company’s credit facility.

Exploration and Evaluation Assets

	Mexico		Argentina			Serbia
	Tlacolula	Pachuca	Arizaro	Esperanza	Incachule	Barje	Others	Total
Balance at December 31, 2017	$3,128	$-	$367	$82	$82	$491	$-	$4,150
Additions	170	-	567	706	684	1,447	73	3,647
Balance at December 31, 2018	3,298	-	934	788	766	1,938	73	7,797
Additions	218	962	2	-	-	1,318	152	2,652
Write-off	-	(962)	-	(788)	(766)	-	-	(2,516)
Balance at December 31, 2019	$3,516	$-	$936	$-	$-	$3,256	$225	$7,933

During the year ended December 31, 2019, the Company incurred $2,652 (December 31, 2018 - $3,647) of exploration and evaluation expenditures of which $962 were expensed. In addition, the Company wrote down $1,554 relating to two greenfield exploration projects (December 31, 2018 – nil).